                                    FORM 13F
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001
                                                       ------------------
                 Check here if Amendment [ ]: Amendment Number:
                                                               ------
                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Maple Row Management, Inc.
Address:          112 Rowayton Avenue
                  Rowayton, CT 06853


Form 13F File Number:28-05487
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203) 854-5015

Signature, Place and Date of Signing:

/s/ Eric Blattman               112 Rowayton Avenue,         November 14, 2001
-------------------             Rowayton
                                Connecticut 06853

Report Type (Check only one):

|X| 13F HOLDINGS REPORT
|_| 13F NOTICE
|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0


Form 13F Information Table Entry Total:      35


Form 13F Information Table Value Total:      $76,362.5 (thousands)


List of Other Included Managers:             None

                           Form 13F INFORMATION TABLE

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          Column 1            Column 2    Column 3    Column 4           Column 5           Column 6   Column 7         Column 8
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          Name of               Class       CUSIP       Value     Shrs or   SH/PRN  Put/   Investment   Other       Voting authority
                                                                                                                  ------------------
          Issuer                Title                  (x$1000)    pm amt.          Call   discretion  managers   Sole Shared  None

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ATI TECHNOLOGIES INC            Common     1941103     2,862.4      365,100    SH     --      Yes       None      Sole   --      --
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ATMI INC                        Common    00207R101    7,205.9      466,400    SH     --      Yes       None      Sole   --      --
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APPLIED FILMS CORP              Common     38197109    6,121.6      350,865    SH     --      Yes       None      Sole   --      --
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CELERITEK INC                   Common    150926103    5,215.8      440,900    SH     --      Yes       None      Sole   --      --
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COINSTAR INC                    Common    19259P300    1,281.8       65,000    SH     --      Yes       None      Sole   --      --
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COORSTEK INC                    Common    217020106    1,237.0       49,500    SH     --      Yes       None      Sole   --      --
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DELIA*S CORP                    Class A   24688Q101      375.9       70,400    SH     --      Yes       None      Sole   --      --
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***DIVERSINET CORP NEW          Common    25536K204      168.7      168,700    SH     --      Yes       None      Sole   --      --
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EDISON SCHS INC                 Class A   281033100    1,661.0      110,000    SH     --      Yes       None      Sole   --      --
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ELECTRO SCIENTIFIC INDS INC     Common    285229100    1,097.5       50,000    SH     --      Yes       None      Sole   --      --
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ELOYALTY CORP                   Common    290151109    1,246.4    2,240,700    SH     --      Yes       None      Sole   --      --
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***GENESIS MICROCHIP INC        Common    371933102    2,788.7       99,100    SH     --      Yes       None      Sole   --      --
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IBIS TECHNOLOGY CORP            Common    450909106       55.6       12,500    SH     --      Yes       None      Sole   --      --
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I-MANY INC                      Common    44973Q103    1,123.3      484,600    SH     --      Yes       None      Sole   --      --
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IMPCO TECHNOLOGIES INC          Common    45255W106      407.4       35,000    SH     --      Yes       None      Sole   --      --
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LANTRONIX INC                   Common    516548104      167.8       27,500    SH     --      Yes       None      Sole   --      --
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MSC SOFTWARE CORP               Common    553531104   13,498.2      838,400    SH     --      Yes       None      Sole   --      --
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MEASUREMENT SPECIALTIES INC     Common    583421102      271.0       27,400    SH     --      Yes       None      Sole   --      --
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NETRO CORPORATION               Common    64114R109       67.5       25,000    SH     --      Yes       None      Sole   --      --
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NOVATEL WIRELESS INC            Common    66987M109       56.3      150,000    SH     --      Yes       None      Sole   --      --
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OAK TECHNOLOGY INC              Common    671802106    1,673.1      214,500    SH     --      Yes       None      Sole   --      --
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PEREGRINE SYSTEMS INC           Common    71366Q101    2,526.0      200,000    SH     --      Yes       None      Sole   --      --
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PIXELWORKS INC                  Common    72581M107      503.5       40,000    SH     --      Yes       None      Sole   --      --
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PROXIM INC                      Common    744284100    2,319.5      237,900    SH     --      Yes       None      Sole   --      --
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REMEC INC                       Common    759543101    4,436.8      559,500    SH     --      Yes       None      Sole   --      --
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SECURE COMPUTING CORPORATION    Common    813705100      584.4       60,000    SH     --      Yes       None      Sole   --      --
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SILICON IMAGE INC               Common    82705T102      946.1      452,700    SH     --      Yes       None      Sole   --      --
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SIPEX CORP                      Common    829909100      528.4       81,800    SH     --      Yes       None      Sole   --      --
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TRIKON TECHNOLOGIES INC         Common    896187408      126.6       15,000    SH     --      Yes       None      Sole   --      --
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VALUEVISION INTERNATIONAL INC.  Common    92047K107      921.1       71,400    SH     --      Yes       None      Sole   --      --
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VIRATA CORP                     Common    927646109   11,306.3    1,132,900    SH     --      Yes       None      Sole   --      --
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WORLD WRESTLING FEDN ENTMT INC  Common    98156Q108      134.6       10,200    SH     --      Yes       None      Sole   --      --
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XICOR INC                       Common    984903104      403.1       50,700    SH     --      Yes       None      Sole   --      --
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ZORAN CORP                      Common    98975F101    1,920.6       79,300    SH     --      Yes       None      Sole   --      --
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***NOVA MEASURING INSTRUMENTS   Common    M7516K103    1,122.3      455,900    SH     --      Yes       None      Sole   --      --
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                                                    $ 76,362.5
                                                    ----------

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